FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments financial risks and capital management [Abstract]
Disclosure of detailed information about financial instruments [text block]

	2022	2021
	US$’000	US$’000
Financial assets
Financial assets at amortised cost	88,127	143,058
Derivative instruments designated in hedge accounting relationship	51	5,981
	88,178	149,039

Financial liabilities
Financial liabilities at amortised cost	254,863	312,696
Derivative instruments designated in hedge accounting relationships	138	704
	255,001	313,400

Credit Quality Of Financial assets And Exposure To Credit Risk [Text Block]
The tables below detail the credit quality of the Group’s financial assets and other items, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
31 December 2022				US$’000	US$’000	US$’000

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	11,950	(660)	11,290
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	1,313	-	1,313
Other receivables	9	Performing	12-month ECL	20,980	-	20,980
				34,243	(660)	33,583

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
31 December 2021				US$’000	US$’000	US$’000

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	9,657	(684)	8,973
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	3,686	-	3,686
Other receivables	9	Performing	12-month ECL	20,308	-	20,308
Loans to joint ventures	10	Doubtful	Lifetime ECL	10	-	10
				33,661	(684)	32,977

(i)	For trade receivables and contract assets, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL on these items by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status in terms of the provision matrix.

Disclosure of detailed information about Assets and liabilities in functional currency [Text Block]
At the end of the reporting period, the significant carrying amounts of monetary liabilities and monetary assets denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Liabilities		Assets
	2022	2021	2022	2021
	US$’000	US$’000	US$’000	US$’000
United States dollars	(554)	(564)	584	1,099
South African rands	(1,629)	(4,877)	-	-

Disclosure of detailed information about foreign currency basis spreads strengthens by 10 % in profit or loss [Text block]
	Impact on profit or loss
	2022	2021
	US$’000	US$’000
United States dollars	3	54
South African rands	(163)	(488)

Disclosure of detailed information maturity analysis for non-derivative financial liabilities [Text block]
	Weighted average effective interest rate	On demand or within 1 year	Within 2 to 5 years	After 5 years	Adjustment	Total
	% p.a	US$’000	US$’000	US$’000	US$’000	US$’000
Group
2022
Non-interest bearing	-	29,782	-	-	-	29,782
Lease liabilities	6.47	22,903	4,177	-	(967)	26,113
Variable interest rate instruments	8.16	45,254	161,350	33,909	(41,545)	198,968
		97,939	165,527	33,909	(42,512)	254,863

2021
Non-interest bearing	-	33,759	-	-	-	33,759
Lease liabilities	4.17	28,156	5,992	-	(877)	33,271
Variable interest rate instruments	3.82	35,040	188,521	54,565	(32,460)	245,666
		96,955	194,513	54,565	(33,337)	312,696

Disclosure of detailed information maturity analysis for derivative financial liabilities [Text Block]
	On demand or within 1 year	Within 2 to 5 years	Adjustment	Total
	US$’000	US$’000	US$’000	US$’000
Group

2022
Gross settled:
Bunker swaps
Gross inflow	51	-	-	51
Gross outflow	(138)	-	-	(138)
	(87)	-	-	87

2021
Gross settled:
Forward freight agreements
Gross inflow	5,109	611	-	5,720
Gross outflow	(611)	-	-	(611)
	4,498	611	-	5,109
Bunker swaps
Gross inflow	261	-	-	261
Gross outflow	(93)	-	-	(93)
	168	-	-	168

	4,666	611	-	5,277

Disclosure of detailed information about financial instruments measured at fair value on recuring basis [Text block]
	2022	2021
	US$’000	US$’000
Financial Assets
Forward freight agreements	-	5,720
Bunker swaps	51	261

Financial Liabilities
Forward freight agreements	-	(611)
Bunker swaps	(138)	(93)

Disclosure of detailed information significant unobservable inputs used in fair value measurement of assets [Text Block]
	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2022
Financial Assets
Derivative financial instruments	-	51	-	51

Financial Liabilities
Derivative financial instruments	-	(138)	-	(138)

2021
Financial Assets
Derivative financial instruments	-	5,981	-	5,981

Financial Liabilities
Derivative financial instruments	-	(704)	-	(704)